Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 67,466	$ 65,680	$ 45,241
Less accumulated depreciation and amortization	(17,349)	(15,848)	(9,048)
Property, plant and equipment, net	50,117	49,832	36,193
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,706	20,330	7,129
Machinery, Equipment, Vehicles And Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,227	23,755	20,427
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,273	3,836	2,588
Launch Site Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,697	7,582	3,365
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,563	$ 10,177	$ 11,732